UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

11/30

Date of reporting period:   2/29/12

Item 1.  Schedule of Investments.

Milestone Treasury Obligations Fund
Portfolio of Investments
February 29, 2012 (Unaudited)

	Principal	Interest	Maturity	Value
	Amount	Rate	Date	(note 1)

U.S. Government Obligations - 24.8%

U.S. Treasury Bills *- 5.8%
	$ 10,000,000	0.11%	8/23/2012	$ 9,995,139
	10,000,000	0.10%	9/20/2012	9,994,079
				19,989,218
U.S. Treasury Notes - 19.0%
	5,000,000	0.16%	3/31/2012	5,017,780
	10,000,000	0.15%	7/31/2012	10,019,659
	10,000,000	0.11%	8/31/2012	10,013,119
	20,000,000	0.16%	9/30/2012	20,024,774
	20,000,000	0.15%	10/31/2012	20,031,360
				65,106,692

Total U.S. Government Obligations (Cost $85,095,910)				85,095,910

Repurchase Agreements - 75.2%

BNP Paribas Securities Corp., dated 2/29/12, repurchase price $75,000,000 (Collateralized by: U.S. Treasury
Inflationary Note, $58,571,700, 1.875%, 7/15/13; aggregate market value plus accrued interest $76,500,032)

	75,000,000	0.16%	3/1/12	75,000,000

Credit Suisse Securities (USA) LLC, dated 2/29/12, repurchase price $50,000,000 (Collateralized by: U.S. Treasury
Note, $51,025,000, 0.25%, 1/31/14; aggregate market value plus accrued interest $51,001,488)

	$ 50,000,000	0.15%	3/1/12	$ 50,000,000

Merrill Lynch Fenner Pierce & Smith Inc., dated 2/29/12, repurchase price $50,600,000 (Collateralized by:
U.S. Treasury Note, $48,807,700, 2.625%, 6/30/14; aggregate market value plus accrued interest $51,612,040)

	50,600,000	0.15%	3/1/12	50,600,000
Milestone Treasury Obligations Fund
Portfolio of Investments (Continued)
February 29, 2012 (Unaudited)

	Principal	Interest	Maturity	Value
	Amount	Rate	Date	(note 1)

Repurchase Agreements - 75.2% (Cont.)
Societe Generale, dated 2/29/12, repurchase price $83,000,000 (Collateralized by: U.S. Treasury Inflationary Note,
$76,602,800, 0.625%, 7/15/21; aggregate market value plus accrued interest $84,660,102)

	$ 83,000,000	0.16%	3/1/12	$ 83,000,000

Total Repurchase Agreements (Cost $258,600,000)				258,600,000

Total Investments (Cost $343,695,910) - 100.0% (a)				343,695,910
Other assets less liabilities - 0.0% **				38,569
Net Assets-100.0%				$ 343,734,479

* Coupon rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.
** Represents less than 0.05%
(a) The cost stated also approximates the aggregate cost for Federal income tax purposes.

Valuation of Securities:
Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.
Amortization of premium and accretion of market discount charged to income.

Repurchase Agreements:
The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Fair Value Measurement
Fair Value Measurements and Disclosures ("ASC 820-10") defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Milestone Treasury Obligations Fund
Portfolio of Investments (Continued)
February 29, 2012 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of February 29, 2012 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3
U.S. Treasury Bills	$ -	$ 19,989,218	$ -
U.S. Treasury Notes	-	65,106,692	-
Repurchase Agreements	-	258,600,000	-
Total	$ -	$343,695,910	$ -

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Fund’s policy to recognize transfers between Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

_/s/ Patrick Clarke

       W. Patrick Clarke, President

Date

4/25/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

_/s/ Patrick Clarke

        W. Patrick Clarke, President

Date

4/25/2012

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, Treasurer

Date

4/25/2012